ING PARTNERS, INC.

ING Global Bond Portfolio

(the “Portfolio”)

Supplement dated June 10, 2013

to the Portfolio’s Class ADV and Class S Prospectus and Class I Prospectus

(each a “Prospectus” and collectively, the “Prospectuses”), each dated April 30, 2013

Effective May 31, 2013, Robert Robis was removed as a portfolio manager and Brian Timberlake was added as a portfolio manager of the Portfolio.  The Portfolio’s Prospectuses are hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Michael Mata	Brian Timberlake, CFA
Portfolio Manager (since 01/11)	Portfolio Manager (since 05/13)
Christine Hurtsellers, CFA
Portfolio Manager (since 04/11)

2.              The ninth paragraph of the sub-section entitled “Management of the Portfolios — ING Global Bond Portfolio — ING Investment Management Co. LLC” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Brian Timberlake, CFA, is currently Head of Fixed Income Research.  Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst.  He joined ING IM in September 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING Global Bond Portfolio

(the “Portfolio”)

Supplement dated June 10, 2013

to the Portfolio’s Class ADV, Class S and Class I

Statement of Additional Information (“SAI”),

dated April 30, 2013

Effective May 31, 2013, Robert Robis was removed as a portfolio manager and Brian Timberlake was added as a portfolio manager of the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.              The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — ING Global Bond Portfolio”  in the Portfolio’s SAI are hereby revised to delete all information regarding Robert Robis and add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Timberlake(1)	0	$0	0	$0	0	$0

(1)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Brian Timberlake(1)	None

(1)           As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE